Intangible assets - Schedule of Amortization of Intangible Assets (Details)	Dec. 31, 2024 USD ($)
Schedule Of Amortization Of Intangible Assets Abstract
2025	$ 38,750
2026	38,750
2027	38,750
2028	35,521
2029 and Thereafter
Total remaining intangibles amortization	$ 151,771